Segment Reporting - Summary of Payments from/to Such Customers (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenues	$ 650,351,000	$ 418,925,000	$ 244,120,000
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	492,681,000	345,360,000	223,602,000
Cayman Islands
Disclosure Of Operating Segments [Line Items]
Revenues	$ 0	$ 0	$ 0